Stockholders’ Equity (Details) - Schedule of warrant activity - Warrant [Member] - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Class of Warrant or Right [Line Items]
Warrant, outstanding beginning balance		6,130,948
Weighted Average Exercise Price, beginning balance		$ 4.96
Warrant, Granted	22,460,182	1,961,267
Weighted Average Exercise Price, Granted	$ 2.07	$ 5.6
Warrant, Exercised	(9,624,067)	(2,414,218)
Weighted Average Exercise, Exercised	$ 5.18	$ 4.55
Warrant, Forfeited/Cancelled	(2,233,246)	(19,167)
Weighted Average Exercise Price, Forfeited/Cancelled	$ 4.73	$ 24
Warrant, outstanding ending balance	16,261,699	5,658,830
Weighted Average Exercise Price, outstanding ending balance	$ 2.18	$ 4.98
Warrant, exercisable	16,261,699
Weighted Average Exercise Price, exercisable	$ 2.79